Shares to Be Issued	12 Months Ended
Dec. 31, 2012
Shares to Be Issued

17. SHARES TO BE ISSUED

The Group agreed to issue 970,215 ordinary shares in connection with the acquisition of Shanghai Kangshi (see Note 3) in 2010, and these shares remained unissued as of December 31, 2011 and 2012 due to legal and administrative reasons. The shares to be issued were recorded at the acquisition date at its fair value of $1.30 per share.